IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2018
IMPAIRMENTS
Schedule of impairments

Figures in million - SA rand	Notes	2018	2017	2016
Impairment of property, plant and equipment	12	(2,603.3)	(4,303.4)	(1,171.7)
Impairment of goodwill	14	(436.3)	(99.1)	(201.3)
Impairment of loan to equity-accounted investee		(1.8)	(8.5)	(8.1)
Total impairments		(3,041.4)	(4,411.0)	(1,381.1)